Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of intangible assets
Net impairment charges (reversals)	$ 230	$ 1,574	$ 434
Post-tax weighted average cost of capital	7.50%	7.50%
Impairment charges	$ 230	$ 1,574	434
Carrying value	37,846	37,177
Reversal of impairment loss, intangible assets other than goodwill	$ 0		0
Minimum
Impairment of intangible assets
Discount rate applied to cash flow projections	7.50%
Maximum
Impairment of intangible assets
Discount rate applied to cash flow projections	9.50%
Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	$ 210	1,065	417
Selling, general and administrative expense
Impairment of intangible assets
Net impairment charges (reversals)	20	509	17
Launched products
Impairment of intangible assets
Impairment charges	8	$ 504	17
Launched products | Andexxa
Impairment of intangible assets
Discount rate applied to cash flow projections		7.50%
Impairment charges		$ 504
Carrying value		0
Products in development
Impairment of intangible assets
Impairment charges	210	1,073	417
Reversal of impairment loss, intangible assets other than goodwill		8
Products in development | ALXN1840
Impairment of intangible assets
Impairment charges			244
Products in development | vemircopan (ALXN2050)
Impairment of intangible assets
Impairment charges		753
Products in development | FPI-2059
Impairment of intangible assets
Impairment charges		165
Products in development | Products in development other than Vemircopan (ALXN2050) and FPI 2059
Impairment of intangible assets
Impairment charges		155
Product, marketing and distribution rights
Impairment of intangible assets
Net impairment charges (reversals)	218	1,569	434
Carrying value	35,934	35,734
Product, marketing and distribution rights | Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)	210	1,065	417
Product, marketing and distribution rights | Selling, general and administrative expense
Impairment of intangible assets
Net impairment charges (reversals)	8	504	$ 17
Other intangibles
Impairment of intangible assets
Net impairment charges (reversals)	12	3
Carrying value	818	771
Other intangibles | Selling, general and administrative expense
Impairment of intangible assets
Net impairment charges (reversals)	12	3
Software development costs
Impairment of intangible assets
Net impairment charges (reversals)		2
Carrying value	$ 1,094	672
Software development costs | Selling, general and administrative expense
Impairment of intangible assets
Net impairment charges (reversals)		$ 2